Changes in Capital Accounts, Preferred Stock (Details) - $ / shares	Dec. 31, 2022	Oct. 17, 2022	Dec. 31, 2021
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	25,000,000		25,000,000
Preferred stock, par value (in dollars per share)	$ 0.01		$ 0.01
Series A Preferred Shares [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	1,250,000
Series B Preferred Shares [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	1,200,000
Preferred stock, par value (in dollars per share)			$ 0.01
Preferred stock, shares issued (in shares)	136,261		0
Preferred stock, shares outstanding (in shares)	136,261		0
Series C Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	1,587,314	1,587,314
Preferred stock, par value (in dollars per share)		$ 0.01
Preferred stock, shares issued (in shares)	1,314,792		0
Preferred stock, shares outstanding (in shares)	1,314,792		0